Financial Instruments - Summary of Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Mandatorily at FVTPL	$ 8,934,151	$ 290,731	$ 5,436,280
Measured at amortized cost (Note 1)	188,733,772	6,141,678	200,732,680
Trade receivables, net	114,646,999	3,730,784	115,462,210
Held for trading	626,760	20,396	417,660
Financial liabilities for hedging	12,204,620	397,157	11,497,896
Measured at amortized cost (Note 2)	318,478,685	10,363,771	339,445,544
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments	482,559	15,703	943,354
Debt instruments	1,059,712	34,485	1,076,458
Trade receivables, net	$ 5,402,714	$ 175,812	$ 6,092,462